Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Fair Value Disclosures [Abstract]
Percentage of consolidated sale	36.00%	32.00%	28.00%
Bank indebtedness	$ 64,347	$ 73,941
Long-term debt bearing interest at variable rates	41,700	9,200
Fixed-rate long-term debt	15,100	45,500
Fair value of fixed long-term debt and other long-term liabilities	$ 15,500	$ 43,400